Financial risk management objectives and policies - Currency risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Currency Risk Relative to EUR | United States Dollar (USD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 35,553
Effect on pre-tax equity due to decrease in designated risk component	(35,553)
Effect on profit before tax equity due to increase in designated risk component	6,475
Effect on profit before tax equity due to decrease in designated risk component	$ (6,475)
Currency Risk Relative to EUR | United Arab Emirates
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 106
Effect on pre-tax equity due to decrease in designated risk component	(106)
Effect on profit before tax equity due to increase in designated risk component	4
Effect on profit before tax equity due to decrease in designated risk component	$ (4)
Currency Risk Relative to EUR | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,386)
Effect on pre-tax equity due to decrease in designated risk component	5,386
Effect on profit before tax equity due to increase in designated risk component	(4,672)
Effect on profit before tax equity due to decrease in designated risk component	$ 4,672
Currency Risk Relative to EUR | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,760)
Effect on pre-tax equity due to decrease in designated risk component	5,760
Effect on profit before tax equity due to increase in designated risk component	(149)
Effect on profit before tax equity due to decrease in designated risk component	$ 149
Currency Risk Relative to EUR | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	80.00%
Effect on pre-tax equity due to increase in designated risk component	$ (166,050)
Effect on profit before tax equity due to increase in designated risk component	$ (247)
Currency Risk Relative to EUR | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,328)
Effect on pre-tax equity due to decrease in designated risk component	1,328
Effect on profit before tax equity due to increase in designated risk component	(16)
Effect on profit before tax equity due to decrease in designated risk component	$ 16
Currency Risk Relative to EUR | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,997)
Effect on pre-tax equity due to decrease in designated risk component	1,997
Effect on profit before tax equity due to increase in designated risk component	(18)
Effect on profit before tax equity due to decrease in designated risk component	$ 18
Currency Risk Relative to EUR | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,528)
Effect on pre-tax equity due to decrease in designated risk component	1,528
Effect on profit before tax equity due to increase in designated risk component	(28)
Effect on profit before tax equity due to decrease in designated risk component	$ 28
Currency Risk Relative to EUR | Rand (ZAR)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,643)
Effect on pre-tax equity due to decrease in designated risk component	1,643
Effect on profit before tax equity due to increase in designated risk component	(7)
Effect on profit before tax equity due to decrease in designated risk component	$ 7
Currency Risk Relative to EUR | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	60.00%
Effect on pre-tax equity due to increase in designated risk component	$ (51,213)
Effect on profit before tax equity due to increase in designated risk component	$ (32,002)
Currency Risk Relative to EUR | Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (651)
Effect on pre-tax equity due to decrease in designated risk component	651
Effect on profit before tax equity due to increase in designated risk component	(22)
Effect on profit before tax equity due to decrease in designated risk component	$ 22
Currency Risk Relative to USD | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (2,114)
Effect on pre-tax equity due to decrease in designated risk component	2,114
Effect on profit before tax equity due to increase in designated risk component	(1,506)
Effect on profit before tax equity due to decrease in designated risk component	$ 1,506
Currency Risk Relative to USD | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,664)
Effect on pre-tax equity due to decrease in designated risk component	1,664
Effect on profit before tax equity due to increase in designated risk component	(153)
Effect on profit before tax equity due to decrease in designated risk component	$ 153
Currency Risk Relative to USD | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	80.00%
Effect on pre-tax equity due to increase in designated risk component	$ (83,807)
Effect on profit before tax equity due to increase in designated risk component	$ (13,379)
Currency Risk Relative to USD | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (818)
Effect on pre-tax equity due to decrease in designated risk component	818
Effect on profit before tax equity due to increase in designated risk component	0
Effect on profit before tax equity due to decrease in designated risk component	$ 0
Currency Risk Relative to USD | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (856)
Effect on pre-tax equity due to decrease in designated risk component	856
Effect on profit before tax equity due to increase in designated risk component	(73)
Effect on profit before tax equity due to decrease in designated risk component	$ 73
Currency Risk Relative to USD | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,041)
Effect on pre-tax equity due to decrease in designated risk component	1,041
Effect on profit before tax equity due to increase in designated risk component	(72)
Effect on profit before tax equity due to decrease in designated risk component	$ 72
Currency Risk Relative to USD | Rand (ZAR)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (990)
Effect on pre-tax equity due to decrease in designated risk component	990
Effect on profit before tax equity due to increase in designated risk component	7
Effect on profit before tax equity due to decrease in designated risk component	$ (7)
Currency Risk Relative to USD | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	60.00%
Effect on pre-tax equity due to increase in designated risk component	$ (33,898)
Effect on profit before tax equity due to increase in designated risk component	$ (19,310)
Currency Risk Relative to USD | Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (850)
Effect on pre-tax equity due to decrease in designated risk component	850
Effect on profit before tax equity due to increase in designated risk component	1
Effect on profit before tax equity due to decrease in designated risk component	$ (1)
Currency Risk Relative to USD | CFA Franc BCEAO (XOF)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,653)
Effect on pre-tax equity due to decrease in designated risk component	1,653
Effect on profit before tax equity due to increase in designated risk component	(389)
Effect on profit before tax equity due to decrease in designated risk component	$ 389